PREPAID EXPENSES AND OTHER CURRENT ASSETS - (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible	¥ 609,416		¥ 565,675
Income tax refundable	15,467		15,488
Amount due from Beijing Shouyiren	1,638,583
Prepaid marketing fee	751,836		657,764
Advances to suppliers	1,932,090		761,613
Other current assets	3,094,777		2,429,745
Total prepaid expenses and other current assets	¥ 8,042,169	$ 1,132,716	¥ 4,430,285
Amount due from Beijing Shouyiren, interest rate	0.00%